9. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of Related Party Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Related Party Liabilities

Related party liabilities

		Years ended
	Services / Advances	December 31, 2025		December 31, 2024		December 31, 2023		As at December 31, 2025		As at December 31, 2024
Amounts due to:
Pacific Opportunity Capital Ltd. (a)	Rent, loan, management, accounting, marketing and financing services		$115,400		$122,400		$111,700		$147,794		$74,864
Paul W. Kuhn (b)	Consulting and share-based payment		$150,000		$150,000		$150,000	$	Nil	$	Nil
Mark T. Brown (d)	Expense reimbursement	$	Nil	$	Nil	$	Nil		$2,535		$380
TOTAL:			$265,400		$272,400		$261,700		$150,329		$75,244
								Amounts due from:
Paul W. Kuhn (b)	Consulting services	$	Nil	$	Nil	$	Nil		$242,004 (c)		$154,292 (c)